Basis of preparation - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Models | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	5 years
Models | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	7 years
Powertrains | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	10 years
Powertrains | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	12 years
Other intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	20 years